Organization and Principal Activities (Details)						1 Months Ended	3 Months Ended
	Oct. 09, 2024 USD ($) $ / shares shares	Oct. 04, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Nov. 03, 2021 USD ($)	Oct. 21, 2020 $ / shares shares	Nov. 30, 2021 EUR (€)	Jun. 30, 2024 $ / shares shares	Oct. 04, 2024 shares	Apr. 05, 2024 shares	Mar. 31, 2024 $ / shares shares	Mar. 28, 2023 $ / shares shares
Organization and Principal Activities [Line Items]
Purchase price per share (in Dollars per share) | $ / shares	$ 0.1		$ 0.081
Consideration amount				$ 1		€ 5,000
Consideration transferred (in Dollars) | $				$ 1
Recognized gain (in Dollars) | $		$ 33,165
Price per share (in Dollars per share) | $ / shares			0.0001				$ 0.0001			$ 0.0001	$ 0.0001
Common stock, par value per share (in Dollars per share) | $ / shares			$ 0.0001				$ 0.0001			$ 0.0001
Shares issued and sold			289,104,000
Common stock price (in Dollars per share) | $ / shares			$ 0.0081
Gross proceed (in Dollars) | $			$ 2,339,937
Common stock, shares authorized			700,000,000				700,000,000			700,000,000
Preferred stock, shares authorized			30,000,000				30,000,000			30,000,000
Stockholders' Equity Note, Stock Split, Conversion Ratio							10
Common stock, shares, outstanding							291,563,930			291,563,930
Common stock, shares, issued			291,563,930				291,563,930			291,563,930
Preferred stock issued	6,000,000		545,386				545,386			545,386
Debt Instrument, Face Amount (in Dollars) | $	$ 600,000
QDM BVI [Member]
Organization and Principal Activities [Line Items]
Shares issued					30,000
QDM International Inc. [Member]
Organization and Principal Activities [Line Items]
Voting rights percentage							60.90%
QDMI Software Group Limited [Member]
Organization and Principal Activities [Line Items]
Ownership percentage				100.00%
LGL [Member]
Organization and Principal Activities [Line Items]
Ownership percentage				100.00%
QDMS [Member]
Organization and Principal Activities [Line Items]
Ownership percentage				100.00%
Minimum [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized											200,000,000
Preferred stock, shares authorized								2,000,000			5,000,000
Common stock, shares, outstanding							29,156,393		29,156,393
Common stock, shares, issued							29,156,393
Maximum [Member]
Organization and Principal Activities [Line Items]
Common stock, shares authorized											700,000,000
Preferred stock, shares authorized								10,000,000			30,000,000
Common stock, shares, outstanding							291,563,930		291,563,930
Common stock, shares, issued							291,563,930
Series C Convertible Preferred Stock [Member] | QDM Holdings Limited [Member]
Organization and Principal Activities [Line Items]
Shares issued					900,000
Series C Preferred Stock [Member]
Organization and Principal Activities [Line Items]
Purchase price per share (in Dollars per share) | $ / shares					$ 0.0001
Convertible preferred stock shares					11
Price per share (in Dollars per share) | $ / shares					$ 0.0001
Series B Preferred Stock [Member] | Mr. Zheng [Member]
Organization and Principal Activities [Line Items]
Aggregate voting power	81.00%
Common Stock [Member]
Organization and Principal Activities [Line Items]
Conversion price per share (in Dollars per share) | $ / shares					0.0001
Common stock, par value per share (in Dollars per share) | $ / shares					$ 0.0001